Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Trade Accounts Receivables

	2020	2019
Accounts receivable	2,917,099	3,210,686
Accounts receivable in litigations	56,770	74,678
Notes receivable	16,756	8,700
Foreign customers	66,730	23,903

Subtotal	3,057,355	3,317,967
Allowance for doubtful accounts	(67,965)	(86,177)

Total	2,989,390	3,231,790

Summary of Maturities of Accounts Receivable
The trade receivables disclosed in the preceding paragraphs include the amounts (see aging analysis below) which are overdue as of December 31, 2020 and 2019. Accounts receivable aging is as follows:

	2020	2019
To expire	1,709,167	1,825,878
Past due:
0 to 30 days	703,764	1,077,750
31 to 60 days	50,045	121,859
61 to 90 days	16,310	57,242
More than 90 days	578,069	235,238

Total	3,057,355	3,317,967

Summary of Financial Assets That Are Either Past Due or Impaired
Aging of past due, but not impaired, accounts receivable is as follows:

	2020	2019
Past due:
0 to 30 days	703,764	1,077,750
31 to 60 days	50,045	121,859
61 to 90 days	16,310	57,242
More than 90 days	510,104	149,061

Total	1,280,223	1,405,912
Average age of overdue balances (in days)	47	28

The average age of past due and impaired balances is as follows:

	2020	2019
Past due:
More than 90 days	67,965	86,177

Total	67,965	86,177

Summary of Changes in Allowance for Doubtful Accounts
Changes in the allowance for doubtful receivables were as follows:

Balance as of January 1, 2019	41,461
Increases	63,789
Decreases (*)	(19,073)

Balance as of December 31, 2019	86,177
Increases	6,001
Decreases (*)	(24,213)

Balance as of December 31, 2020	67,965

(*)	Includes allocation of provisions for specific purposes and inflation adjustment effect.